SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Beginning balance	$ 4,083,229	$ 25,000	$ 25,000
New convertible note issuances	222,000	600,000
Convertible notes issued in exchange for promissory note and accrued interest as a result of loan modification (see Note 6)		3,558,229
Less: conversion		(100,000)
Less: unamortized discounts	(602,636)	(1,334,724)
Ending balance, net of discounts	$ 3,702,593	$ 2,748,505	$ 25,000